Fair Value Measurements of Assets and Liabilities - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business combination contingent consideration payments	$ 25.0	$ 3.5	$ 10.3
Embody, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range of contingent consideration payments minimum	25.0
Range of contingent consideration payments maximum	$ 795.0
Common Stock [Member] | Embody, Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of common stock for contingent consideration liability	0.3	0.2
Issuance of common stock for contingent consideration liability, valued	$ 27.8	$ 23.4
Business combination contingent consideration payments	$ 4.4	$ 1.5
Fair value of common stock at the settlement date	$ 101.02	$ 123.87